Risk Management - Summary of Sensitivity Analysis of the Derivative Financial Instruments (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2019
Appreciation of currency japanese yen [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation or depreciation in oil and oil products prices	0.80%
Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk variables	25.00%
Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk variables	50.00%